HEDGE ACCOUNTING - Cash flow hedges (Details) $ in Millions	Dec. 31, 2022 COP ($) contract	Dec. 31, 2021 COP ($) contract
Disclosure of detailed information about hedges [line items]
Fair value	$ (20,854)	$ (44,248)
Cash flow hedges
Disclosure of detailed information about hedges [line items]
Income in U.S. dollars forecasted	$ 127,695	$ 115,124
Notional amount contracts forward U.S. dollars	126,921	115,104
% hedged	88.00%	90.00%
Fair value	$ (61,142)	$ (7,943)
# of contracts | contract	161	73